Consolidated statements of changes in equity - USD ($) $ in Thousands	Capital stock, net of treasury shares [member] Sociedads Minera Cerro Verde S.A.A.	Capital stock, net of treasury shares [member]	Investment Share [Member]	Other capital contributions Sociedads Minera Cerro Verde S.A.A.	Additional Paid-in Capital [Member]	Legal reserve [member]	Other reserves of equity [member]	Share in ORI of associates integral de asociadas [member]	Cash flow hedge instruments [member]	Retained Earnings [Member] Sociedads Minera Cerro Verde S.A.A.	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Miscellaneous other reserves [member] Sociedads Minera Cerro Verde S.A.A.	Sociedads Minera Cerro Verde S.A.A.	Total
Balance at Dec. 31, 2020	$ 990,659	$ 750,497	$ 791	$ 11,535	$ 218,450	$ 163,194	$ 269	$ (7,668)	$ (1,858)	$ 4,435,002	$ 1,503,785	$ 2,627,460	$ 172,397	$ 198,132	$ 5,635,328	$ 2,799,857
Balance (in shares) at Dec. 31, 2020		253,715,190
Net Profit (loss)	0	$ 0	0	0	0	0	0	0	0	1,191,474	(264,075)	(264,075)	1,271	0	1,191,474	(262,804)
Other comprehensive income (loss)		0	0		0	0	0	3,645	1,404		0	5,049	2,697			7,746
Total comprehensive income (loss)		0	0		0	0	0	3,645	1,404		(264,075)	(259,026)	3,968			(255,058)
Dividends declared and paid, note 17(d)		0	0		0	0	0	0	0	(700,000)	0	0	(6,160)		(700,000)	(6,160)
Other changes in equity		0	0		0	0	0	0	0		(184)	(184)	0			(184)
Stock-based compensation	0			204						0				0	204
Expired dividends, note 17(c)		0	0		0	76	0	0	0		0	76	0			76
Balance at Dec. 31, 2021	990,659	$ 750,497	791	11,739	218,450	163,270	269	(4,023)	(454)	4,926,476	1,239,526	2,368,326	170,205	198,132	6,127,006	2,538,531
Balance (in shares) at Dec. 31, 2021		253,715,190
Net Profit (loss)	0	$ 0	0	0	0	0	0	0	0	925,353	602,550	602,550	385	0	925,353	602,935
Other comprehensive income (loss)		0	0		0	0	0	6,207	454		0	6,661	4,388			11,049
Total comprehensive income (loss)		0	0		0	0	0	6,207	454		602,550	609,211	4,773			613,984
Dividends declared and paid, note 17(d)	0	0	0	0	0	0	0	0	0	(400,000)	(18,542)	(18,542)	(2,647)	0	(400,000)	(21,189)
Effect of changes in share in subsidiaries, note 1(d)		0	0		0	0	31,628	0	0		18,240	49,868	(18,240)			31,628
Other changes in equity		0	0		0	0	0	0	0		(13)	(13)	0			(13)
Stock-based compensation	0			(932)						0				0	(932)
Balance at Dec. 31, 2022	990,659	$ 750,497	791	10,807	218,450	163,270	31,897	2,184	0	5,451,829	1,841,761	3,008,850	154,091	198,132	6,651,427	3,162,941
Balance (in shares) at Dec. 31, 2022		253,715,190
Net Profit (loss)	0	$ 0	0	0	0	0	0	0	0	778,964	19,855	19,855	12,827	0	778,964	32,682
Other comprehensive income (loss)		0	0		0	0	0	(3,669)	0		0	(3,669)	(2,560)			(6,229)
Total comprehensive income (loss)		0	0		0	0	0	(3,669)	0		19,855	16,186	10,267			26,453
Dividends declared and paid, note 17(d)	0	0	0	0	0	0	0	0	0	(750,000)	(18,542)	(18,542)	(1,607)	0	(750,000)	(20,149)
Other changes in equity		0	0		0	0	0	1,389	0		(1,525)	(136)	0			(136)
Stock-based compensation	0			(17)						0				0	(17)
Expired dividends, note 17(c)		0	0		0	102	0	0	0		0	102	0			102
Balance at Dec. 31, 2023	$ 990,659	$ 750,497	$ 791	$ 10,790	$ 218,450	$ 163,372	$ 31,897	$ (96)	$ 0	$ 5,480,793	$ 1,841,549	$ 3,006,460	$ 162,751	$ 198,132	$ 6,680,374	$ 3,169,211
Balance (in shares) at Dec. 31, 2023		253,715,190